Document And Entity Information	3 Months Ended
Mar. 29, 2026
Document Information Line Items
Entity Central Index Key	0001838987
Document Type	POS AM
Entity Registrant Name	SunPower Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Amendment”) to the Registration Statement on Form S-1, as amended (SEC File No. 333-293093) (the “Original Registration Statement”), of SunPower Inc. (the “Company”) is being filed pursuant to the undertakings in the Original Registration Statement to update and supplement the information contained in the Original Registration Statement, which was originally declared effective by the Securities and Exchange Commission on February 10, 2026.The Original Registration Statement, as amended by this Amendment, pertains solely to the registration of up to 22,381,878 shares of our common stock, par value $0.0001 per share (the “common stock”), consisting of (i) up to 22,206,878 shares of common stock that may be issued to YA II PN, LTD (“Yorkville”) pursuant to convertible promissory notes that have been or may be issued by us to Yorkville pursuant to a standby equity purchase agreement (the “SEPA”), dated as of January 27, 2026, by and between us and Yorkville (the “Conversion Shares”) and (ii) 175,000 shares of common stock we issued to Yorkville as consideration for its commitment to purchase shares of our common stock pursuant to the SEPA (the “Commitment Shares” and, collectively with the Conversion Shares, the “Offered Securities”). The Offered Securities were initially registered on the Original Registration Statement.For the convenience of the reader, this Amendment sets forth the Original Registration Statement in its entirety, as amended by this Amendment. This Amendment is being filed to incorporate certain information from the Company’s Annual Report on Form 10-K for the year ended December 28, 2025, filed with the SEC on April 14, 2026, and the Company’s Quarterly Report on Form 10-Q for the fiscal quarter ended March 28, 2026, filed with the SEC on May 19, 2026 and to update certain other information in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were previously paid.
Amendment Flag	true